Subsequent Events (Details Narrative) - USD ($)							1 Months Ended				3 Months Ended		12 Months Ended		21 Months Ended
	Mar. 31, 2026	Mar. 13, 2026	Feb. 23, 2026	Jan. 06, 2026	Oct. 21, 2025	Apr. 30, 2024	Mar. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Oct. 24, 2025	Apr. 30, 2025	Sep. 29, 2024	Jul. 30, 2024
Subsequent Event [Line Items]
Outstanding obligations amount													$ 3,934,000		$ 3,934,000
Issuance of shares											$ 1,523,000	$ 640,000	2,199,000	$ 3,607,000
Aggregate original issue discount													$ 330,000		330,000
Aggregate scheduled payments															$ 443,000
Purchase of warrants													25,085,732	18,675,799	25,085,732
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													20,196		20,196
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 8.202			$ 8.202	$ 13.90
Accrued interest
Proceeds from the issuance of notes payable											1,717,000	675,000
Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Accrued interest											$ 511,000	$ 545,000
Warrant [Member]
Subsequent Event [Line Items]
Purchase of warrants								2,608,568			2,608,568		2,508,568		2,508,568
Maximum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 20.00		$ 20.00
Common Class A [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues						950,000							64,280	37,000
Indebtedness amont													$ 661,000
Indebtedness shares													79,868
Issuance of shares					$ 15,800,000
Purchase of warrants																			575,538
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	68,276
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 180.00		180.00
Common Class A [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Issuance of shares											68,789	63,180
Common Class A [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 10.80		$ 10.80
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount								$ 1,100,000			$ 1,100,000
Purchase of warrants																1,337,547
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 10.80
Issuance of shares										47,795
Accrued interest										$ 405,000
Net proceeds									$ 112,000
Proceeds from future receipts								1,966,000	1,966,000
Proceeds from borrowings								806,000	$ 806,000
Promissory note								1,100,000			$ 1,100,000
Proceeds from the issuance of notes payable								$ 800,000
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Accrued interest										$ 511,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																100,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Issuance of shares					$ 15,800,000
Subsequent Event [Member] | Common Class A [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Issuance of shares										68,789
Subsequent Event [Member] | Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Placement agent cash placement fee, percentage				8.00%
Net proceeds from offering				$ 5,135,000
Principal amount	$ 554,000		$ 554,000				$ 554,000
Aggregate original issue discount	72,000		72,000				$ 72,000
Aggregate purchase price	$ 482,000		$ 482,000
Debt interest rate	12.00%		12.00%				12.00%
Debt maturity date description	These bridge notes mature on December 30, 2026 and January 15, 2027		These bridge notes mature on December 30, 2026 and January 15, 2027
Aggregate scheduled payments	$ 621,000		$ 621,000
Debt instrument, description							The third agreement, entered into on March 31, 2026, provided for a senior secured convertible note with a principal amount of $3,000. The holder funded $2,500, reflecting an original issue discount of $500, and $25 was withheld for legal fees, resulting in net proceeds to the Company of $2,475. This note bears interest at 10% per annum, matures on July 31, 2026, at which time the outstanding principal and accrued interest are due and payable in cash, unless earlier converted in accordance with its terms. Following an Event of Default (as defined in the Convertible Note), all amounts owing by the Company to the holder shall be increased to an amount equal to 125% of the then outstanding obligations. At any time prior to maturity, the holder may convert all or a portion of the outstanding principal and accrued interest into shares of Class A Common Stock in the manner set forth in the Convertible Note. Subject to adjustment as set forth in the Convertible Note, the conversion price is the lesser of (A) the closing price on March 31, 2026 and (B) 85% of the lowest 8-day VWAP of the Class A Common Stock immediately prior to and including the date of the conversion notice. With respect to the March 31, 2026 financing, the Company entered into a registration rights agreement and a security agreement.
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Maximum [Member]
Subsequent Event [Line Items]
Fees and expenses of legal				$ 100,000
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Non-accountable Expenses [Member]
Subsequent Event [Line Items]
Placement agent cash placement fee, percentage				1.00%
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Public offering shares				3,000,000
Public offering shares				$ 2.00
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Common Class A [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				220,000
Subsequent Event [Member] | Exchange Agreements One [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Indebtedness amont		$ 785,000
Indebtedness shares		107,571
Indebtedness per shares		$ 7.30
Subsequent Event [Member] | Exchange Agreements Two [Member]
Subsequent Event [Line Items]
Outstanding obligations amount		$ 1,425,000
Issuance of shares		$ 615,000
Subsequent Event [Member] | Exchange Agreements Three [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Indebtedness shares		15,000